Cash Flow Information	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Cash Flow Information	Cash Flow Information
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2024, is as follows:

	Senior Unsecured Notes	Revolving Credit and Term Loan Facilities	Notes Payable	Other Financing Obligations	Lease Liabilities	Total
	$	$	$	$	$	$
			(Note 6.c)
December 31, 2022	298.6	840.2	6.9	34.6	621.4	1,801.7
Statement of cash flows
Net proceeds (repayments)	250.0	(355.2)	(3.1)	(24.6)	(125.0)	(257.9)
Transaction costs	(1.2)	—	—	—	—	(1.2)
Non-cash changes
Foreign exchange	—	1.7	0.4	(0.2)	(6.0)	(4.1)
Additions and modifications	—	—	—	0.6	72.1	72.7
Acquisitions	—	—	50.6	—	13.6	64.2
Other	0.2	1.0	(2.8)	0.5	3.0	1.9
December 31, 2023	547.6	487.7	52.0	10.9	579.1	1,677.3
Statement of cash flows
Net proceeds (repayments)	—	175.0	(38.6)	(62.5)	(124.1)	(50.2)
Non-cash changes
Foreign exchange	—	1.5	5.0	2.6	24.3	33.4
Additions and modifications	—	(4.0)	—	67.1	100.1	163.2
Acquisitions	—	—	98.6	36.6	57.3	192.5
Other	0.5	1.4	(0.2)	2.3	5.5	9.5
December 31, 2024	548.1	661.6	116.8	57.0	642.2	2,025.7

	December 31, 2024	December 31, 2023

	$	$
Supplemental disclosure
Income taxes paid, net of recoveries	112.7	143.6
Interest paid, net of receipts	96.6	83.5

Amounts for leases recognized in the consolidated statements of cash flows	For the year ended December 31,
	2024	2023
	$	$
Cash payments for the interest portion of lease liabilities	29.5	24.6
Cash payments for leases not included in the measurement of lease liabilities	52.5	47.5
Cash used in operating activities	82.0	72.1
Net cash used in financing activities	124.1	125.0
Total cash used for leases	206.1	197.1